Deferred government grant -Summary of detailed Information about government grants (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Deferred government grant [Abstract]
Opening balance	₨ 848	₨ 891
Adjustment during the year	(58)	(6)
Released to the statement of profit or loss	(32)	(37)
Total	758	848
Current	39	38
Non-current	719	810
Total	₨ 758	₨ 848